INTANGIBLE ASSETS, NET (Tables)	9 Months Ended
Sep. 30, 2013
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
Intangible assets consisted of the following:

December 31,
2012 and 2011 and September 30, 2013
Cost:

Purchased Technology	$29,229
Accumulated amortization:

Purchased Technology	29,229
Intangible assets, net	$-